Document and Entity Information	Aug. 19, 2020
Cover [Abstract]
Entity Registrant Name	ETSY INC
Amendment Flag	false
Entity Central Index Key	0001370637
Document Type	8-K
Document Period End Date	Aug. 19, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-36911
Entity Tax Identification Number	20-4898921
Entity Address, Address Line One	117 Adams Street
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11201
City Area Code	(718)
Local Phone Number	880-3660
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ETSY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false